Summary of Critical and Significant Accounting Policies (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Principles of consolidation [Abstract]
Noncontrolling interest in Operating Partnership (in hundredths)	6.20%	6.60%
Number of DownREIT limited partnerships the company consolidates	19
Number of communities within the DownREIT partnership	12
Assets related to variable interest entities, net intercompany eliminations	$ 215,200	$ 217,300
Liabilities related to variable interest entities, net of intercompany eliminations	173,400	168,000
Redemption rights of limited partners by issuance of common stock for partnership unit, conversion basis	one share per unit basis
Total DownREIT units outstanding (in units)	1,063,848	1,096,871
Redemption value of the variable interest entities	149,500	125,300
Real estate rental properties [Abstract]
Threshold useful life of assets for capitalization (in years)	1Y
Depreciable life of various categories of fixed assets [Abstract]
Expected lease term of acquired tenant (in months)	20M
Written-off development costs			6,700
Number of land parcels no longer developed by Company	2
Revenues and gains on sale of real estate [Abstract]
Lease terms, minimum (in months)	6M
Lease terms, maximum (in months)	12M
No rent time period, minimum (in months)	1M
No rent time period, maximum (in months)	2M
Cash equivalents and restricted cash [Abstract]
Original maturities of highly liquid investments to be classified as cash equivalents, maximum (in months)	3M
Marketable securities [Abstract]
Maturity date of investments in mortgage backed securities, first	November 2019	November 2019
Maturity date of investments in mortgage backed securities, final	September 2020	September 2020
Proceeds from sales of available for sale securities	33,000	102,000	23,000
Gain from sales of available-for-sale securities	5,000	12,400	1,000
Fair value of financial instruments [Abstract]
Fixed rate debt, carrying amount	1,770,000	1,560,000
Fixed rate debt, fair value	1,880,000	1,580,000
Variable rate debt, carrying amount	593,700	695,200
Variable rate debt, fair value	572,300	672,800
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	72,203	87,213
Available for sale, Gross Unrealized Gain (Loss)	2,072	5,097
Available for sale, Fair Value	74,275	92,310
Held to maturity, Amortized Cost	46,738	41,987
Held to maturity, Gross Unrealized Gain (Loss)	0	0
Held to maturity, Fair Value	46,738	41,987
Interest income	10,501	15,350	11,841
Gains on sales of marketable securities	4,956	12,491	1,014
Tax benefit - Taxable REIT Subsidiary	(1,682)	0	0
Other income	0	0	185
Total interest and other income	17,139	27,841	13,040
Investment-grade unsecured bonds [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	3,615	22,243
Available for sale, Gross Unrealized Gain (Loss)	399	4,403
Available for sale, Fair Value	4,014	26,646
Investment funds-US treasuries [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	11,783	14,345
Available for sale, Gross Unrealized Gain (Loss)	121	582
Available for sale, Fair Value	11,904	14,927
Common Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for sale, Amortized Cost	10,067	8,638
Available for sale, Gross Unrealized Gain (Loss)	1,552	112
Available for sale, Fair Value	$ 11,619	$ 8,750
Common Stock [Member]
Status of cash dividends distributed [Abstract]
Ordinary income (in hundredths)	63.68%	82.46%	79.82%
Capital gains (in hundredths)	11.16%	5.61%	15.76%
Unrecaptured section 1250 capital gain (in hundredths)	0.74%	0.00%	4.42%
Return of capital (in hundredths)	24.42%	11.93%	0.00%
Total cash dividends distributed (in hundredths)	100.00%	100.00%	100.00%
Series F and G Preferred Stock [Member]
Status of cash dividends distributed [Abstract]
Ordinary income (in hundredths)	100.00%	93.63%	79.82%
Capital gains (in hundredths)	0.00%	6.37%	15.76%
Unrecaptured section 1250 capital gain (in hundredths)	0.00%	0.00%	4.42%
Return of capital (in hundredths)	0.00%	0.00%	0.00%
Total cash dividends distributed (in hundredths)	100.00%	100.00%	100.00%
Interior Unit Improvements [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	5 years
Maximum [Member] | Computer Software and Equipment [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	5 years
Minimum [Member] | Computer Software and Equipment [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	3 years
Average [Member] | Land Improvements and Certain Exterior Components of Real Property [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	10 years
Average [Member] | Real Estate Structures [Member]
Depreciable life of various categories of fixed assets [Abstract]
Depreciable life (in years)	30 years